Income Taxes (Tables)	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Components of (Provision for) Benefit from Income Taxes
The components of the provision for income taxes are as follows:

Year ended December 31	2013	2014	2015
(in thousands)	EUR	EUR	EUR

Current tax	(52,753)	(130,425)	(116,094)
Deferred tax	44,766	53,430	(45,352)
Provision for income taxes	(7,987)	(76,995)	(161,446)

Reconciliation Between (Provision for) Benefit from Income Taxes
The reconciliation of the provision for income taxes is as follows:

Year ended December 31	2013		2014		2015
(in thousands)	EUR	% [1]	EUR	% [1]	EUR	% [1]

Income before income taxes	1,023,477	100.0%	1,273,635	100.0%	1,548,620	100.0%
Income tax provision based on ASML’s domestic rate	(255,869)	25.0%	(318,409)	25.0%	(387,155)	25.0%
Effects of tax rates in foreign jurisdictions	23,459	(2.3)%	(1,580)	0.1%	5,370	(0.3)%
Adjustments in respect of tax exempt income	29,430	(2.9)%	23,899	(1.9)%	31,276	(2.0)%
Adjustments in respect of tax incentives	120,751	(11.7)%	159,728	(12.5)%	205,555	(13.3)%
Adjustments in respect of prior years’ current taxes	5,155	(0.5)%	(6,474)	0.5%	(13,559)	0.9%
Adjustments in respect of prior years’ deferred taxes	16,164	(1.6)%	1,325	(0.1)%	6,001	(0.4)%
Movements in the liability for unrecognized tax benefits	(7,588)	0.7%	(9,669)	0.8%	(10,600)	0.7%
Tax effects in respect of Cymer acquisition related items	67,730	(6.6)%	77,909	(6.1)%	—	—%
Other credits and non-taxable items	(7,219)	0.7%	(3,724)	0.3%	1,666	(0.1)%
Provision for income taxes	(7,987)	0.8%	(76,995)	6.0%	(161,446)	10.4%

1.	As a percentage of income before income taxes.

Income Taxes Recognized Directly in Shareholders' Equity (Including OCI)
Income taxes recognized directly in shareholders’ equity (including OCI) are as follows:

Income tax recognized in shareholders’ equity	2013	2014	2015
(in thousands)	EUR	EUR	EUR
Current tax
OCI (financial instruments)	(759)	2,977	(1,363)
Tax benefit from share-based payments	(3,110)	(3,972)	(3,660)
Total income tax recognized in shareholders’ equity	(3,869)	(995)	(5,023)

Liability for Unrecognized Tax Benefits and Deferred Tax Position Recorded on Consolidated Balance Sheets
The liability for unrecognized tax benefits and total deferred tax position recorded on the Consolidated Balance Sheets are as follows:

As of December 31	2014	2015
(in thousands)	EUR	EUR
Liability for unrecognized tax benefits	(83,738)	(96,458)
Deferred tax position	32,715	(518)
Total deferred tax assets (liabilities)	(51,023)	(96,976)

Reconciliation of Beginning and Ending Balance of Liability for Unrecognized Tax Benefits
A reconciliation of the beginning and ending balance of the liability for unrecognized tax benefits is as follows:

As of December 31	2014	2015
(in thousands)	EUR	EUR

Balance, January 1	(74,069)	(83,738)
Gross increases – tax positions in prior period	(10,185)	(8,145)
Gross decreases – tax positions in prior period	12,743	1,987
Gross increases – tax positions in current period	(12,227)	(10,690)
Lapse of statute of limitations	—	6,248
Effect of changes in exchange rates	—	(2,120)
Total liability for unrecognized tax benefits	(83,738)	(96,458)

Composition of Deferred Tax Assets and Liabilities Reconciled in Consolidated Balance Sheets
The composition of total deferred tax assets and liabilities reconciled to the classification in the Consolidated Balance Sheets is as follows:

Deferred taxes	January 1, 2015	Consolidated Statements of Operations	Effect of changes in exchange rates	December 31, 2015
(in thousands)	EUR	EUR	EUR	EUR
Deferred tax assets:
Capitalized R&D expenditures	14,593	(3,626)	1,658	12,625
R&D credits	43,361	(31,589)	4,634	16,406
Inventories	63,012	8,160	4,355	75,527
Deferred revenue	21,249	12,115	2,056	35,420
Accrued and other liabilities	47,350	(5,391)	5,267	47,226
Installation and warranty reserve	13,670	(4,319)	1,691	11,042
Tax effect carry-forward losses	39,106	(20,215)	2,002	20,893
Property, plant and equipment	6,295	360	516	7,171
Restructuring and impairment	2,283	(680)	258	1,861
Alternative minimum tax credits [1]	5,505	—	625	6,130
Share-based payments	9,365	2,129	1,020	12,514
Other temporary differences	26,398	(7,511)	5,573	24,460
Total deferred tax assets [2]	292,187	(50,567)	29,655	271,275

Deferred tax liabilities:
Intangible fixed assets	(219,141)	18,586	(24,895)	(225,450)
Property, plant and equipment	(29,435)	(8,273)	(2,578)	(40,286)
Borrowing costs	(1,887)	(26)	—	(1,913)
Other temporary differences	(9,009)	5,528	(663)	(4,144)
Total deferred tax liabilities	(259,472)	15,815	(28,136)	(271,793)

Net deferred tax assets (liabilities)	32,715	(34,752)	1,519	(518)

Classified as:
Deferred tax assets – current	159,460			133,131
Deferred tax assets – non-current	28,760			29,012
Deferred tax liabilities – current	(1,928)			(2,379)
Deferred tax liabilities – non-current	(153,577)			(160,282)
Net deferred tax assets (liabilities)	32,715			(518)

1.	Alternative minimum tax credits relate to prepaid US taxes which are credited against future taxable profits after the carry-forward losses and other available tax attributes are used.

2.	Valuation allowances recognized in relation to deferred tax assets as of December 31, 2015 amounted to EUR 29.9 million (2014: EUR 25.4 million).

Deferred taxes	January 1, 2014	Consolidated Statements of Operations	Effect of changes in exchange rates	December 31, 2014
(in thousands)	EUR	EUR	EUR	EUR
Deferred tax assets:
Capitalized R&D expenditures	20,888	(8,186)	1,891	14,593
R&D credits	11,242	29,496	2,623	43,361
Inventories	46,661	10,639	5,712	63,012
Deferred revenue	16,409	3,061	1,779	21,249
Accrued and other liabilities	45,460	(3,630)	5,520	47,350
Installation and warranty reserve	6,702	5,821	1,147	13,670
Tax effect carry-forward losses	67,282	(33,465)	5,289	39,106
Property, plant and equipment	11,785	(6,102)	612	6,295
Restructuring and impairment	3,361	(1,442)	364	2,283
Alternative minimum tax credits [1]	6,342	(1,467)	630	5,505
Share-based payments	16,151	(9,203)	2,417	9,365
Other temporary differences	11,661	14,099	638	26,398
Total deferred tax assets [2]	263,944	(379)	28,622	292,187

Deferred tax liabilities:
Intangible fixed assets	(261,905)	68,719	(25,955)	(219,141)
Property, plant and equipment	(17,592)	(9,232)	(2,611)	(29,435)
Borrowing costs	(1,823)	(64)	—	(1,887)
Other temporary differences	(12,800)	4,055	(264)	(9,009)
Total deferred tax liabilities	(294,120)	63,478	(28,830)	(259,472)

Net deferred tax assets (liabilities)	(30,176)	63,099	(208)	32,715

Classified as:
Deferred tax assets – current	124,431			159,460
Deferred tax assets – non-current	139,513			28,760
Deferred tax liabilities – current	(3,494)			(1,928)
Deferred tax liabilities – non-current	(290,626)			(153,577)
Net deferred tax assets (liabilities)	(30,176)			32,715

1.	Alternative minimum tax credits relate to prepaid US taxes which are credited against future taxable profits after the carry-forward losses are used.

2.	Valuation allowances recognized in relation to deferred tax assets as of December 31, 2014 amounted to EUR 25.4 million (2013: EUR 25.0 million)